RELATED-PARTY TRANSACTIONS - Key Management compensation and other information from related parties (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) EquityInstruments shares	Dec. 31, 2023 BRL (R$) EquityInstruments shares	Dec. 31, 2022 BRL (R$) EquityInstruments
RELATED PARTY TRANSACTIONS
Cost of Salaries, variable compensation and benefits	R$ 40,396	R$ 36,964	R$ 42,164
Cost of contributions to management's defined contribution pension plans	1,952	1,986	2,040
Cost of long-term incentive plans	32,098	25,352	19,548
Total compensation	74,446	64,302	63,752
Cost of social charges	R$ 16,361	R$ 17,077	R$ 20,455
Key Management personnel (Board of Directors and executive officers) | Restricted and Performance Shares
Restricted shares granted to Management
Balance, beginning of year | EquityInstruments	4,945,852	3,415,166	3,712,436
Granted | EquityInstruments	1,410,887	2,705,702	840,496
Exercised | EquityInstruments	(2,751,812)	(938,953)	(1,135,503)
Cancelled | EquityInstruments	(321,345)	(404,922)	(2,262)
Share Bonus | shares	(790,349)	(168,859)
Balance, end of year | EquityInstruments	4,073,931	4,945,852	3,415,166
Fundacao Gerdau, Instituto Gerdau and Fundacao Ouro Branco
RELATED PARTY TRANSACTIONS
Contributions to defined contribution pension plans	R$ 206,344	R$ 157,318
Subsidiaries | Gerdau Acos Longos S.A. and Gerdau Acominas S.A.
RELATED PARTY TRANSACTIONS
Investments in debentures	2,288	0
Financial revenue	R$ 105,859	R$ 4,482